Transactions with Related Parties - Schedule of Interest Expense from Related Parties (Detail)	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Interest expense from related parties	$ 13,571
Related Party in Substance / JANK Howden Pty Ltd
Disclosure Of Transactions Between Related Parties [Line Items]
Interest expense from related parties	12,337
Key Management Personnel / Others
Disclosure Of Transactions Between Related Parties [Line Items]
Interest expense from related parties	$ 1,234